INCOME TAXES	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
INCOME TAXES [Text Block]

24.  INCOME TAXES

The following is a reconciliation of income taxes calculated at the combined Canadian federal and provincial statutory tax rate to the income tax expense for the year ended December 31, 2025 and 2024:

	Year Ended December 31,
	2025	2024
Earnings (loss) before tax	$395,026	($26,454)
Combined statutory tax rate	27%	27%
Income tax expense (recovery) computed at statutory tax rate	106,657	(7,143)
Reconciling items:
Effect of different foreign statutory tax rates on earnings of subsidiaries	7,937	(2,060)
Impact of foreign exchange on deferred income tax assets and liabilities	(67,653)	63,844
Change in unrecognized deferred income tax asset	(15,707)	12,469
7.5% mining royalty in Mexico and Nevada net proceeds tax	37,607	13,539
Other non-deductible expenses	(7,174)	9,660
Impact of inflationary adjustments	(20,324)	(14,228)
Change in tax provision estimates	(2,899)	(3,740)
Losses foregone due to expiry	10,080	-
Value of losses forgone due to tax settlement	5,061	311
Net tax accrual on disputes with tax authority	131,482	-
Withholding Taxes	1,133	205
Other	(2,149)	2,574
Income tax expense	$184,051	$75,431

Statements of Earnings Presentation
Current income tax expense	$273,119	$31,997
Deferred income tax (recovery) expense	(89,068)	43,434
Income tax expense	$184,051	$75,431
Effective tax rate	47%	(285%)

For the year ended December 31, 2025, the effective income tax rate on income from operations was 47% (2024 - (285%)). The significant items impacting the effective income tax rate on income from operations include the tax impact of the deferred tax assets not recognized, foreign exchange effects, inflationary effects, net tax accrual on dispute with tax authorities, and Mexico specific mining tax. The tax provision on earnings is computed after taking account of intercompany transactions such as interest on loans, sales, and other charges and credits among subsidiaries resulting from their capital structure as well as from the various jurisdictions in which operations and assets are owned. For these reasons, the effective tax rate differs from the combined corporate statutory rate in Canada. The Company's effective tax rate and its cash tax cost depend on the laws of numerous countries and the provisions of multiple income tax conventions between various countries in which the Company operates.

The Company recognizes potential liabilities and records tax liabilities for anticipated tax audit issues based on its estimate of whether, and the extent to which, additional taxes will be due. Tax liabilities for uncertain tax positions are recorded by the Company to reflect its best estimate of a probable outcome. As a result of the Mexican Supreme Court's decision regarding the 2012 reassessment for PEM (Note 29), a liability has been recognized with respect to this matter, resulting in an additional tax accrual of $147.2 million offset by a related $15.7 million deferred tax recovery, for a net tax accrual of $131.5 million.

As at December 31, 2025 and 2024, the Company has the following income tax payable balances:

	Year Ended December 31,
	2025	2024
Current income tax payable	$239,357	$22,792
Non-current income tax payable	-	19,685
	$239,357	$42,477

During the years ended December 31, 2025 and 2024, the movement in deferred tax assets and deferred tax liabilities is shown as follows:

			Deferred tax
			asset not
Deferred tax assets	Losses	Provisions	recognized	Other	Total
At December 31, 2023	$202,608	$42,207	($130,613)	$21,818	$136,020
Benefit (expense) to statement of earnings	35,406	2,043	(28,715)	(2,960)	5,774
At December 31, 2024	$238,014	$44,250	($159,328)	$18,858	$141,794
Benefit (expense) to statement of earnings	37,465	13,976	(5,309)	8,514	54,646
Acquired from Gatos		3,042	(3,777)	6,555	5,820
Charge to equity	2,486	-	3,612	1,065	7,163
(Charge) benefit to OCI	21	-	5,062	(18,638)	(13,555)
At December 31, 2025	$277,986	$61,268	($159,740)	$16,354	$195,868

	Property, plant
	and equipment
	and mining
Deferred tax liabilities	interests	Other	Total
At December 31, 2023	$129,941	($3,637)	$126,304
Benefit to statement of earnings	58,576	(9,367)	49,209
At December 31, 2024	$188,517	($13,004)	$175,513
Benefit to statement of earnings	(52,143)	17,721	(34,422)
Acquired from Gatos	517,315	526	517,841
Benefit to equity	-	28,446	28,446
Foreign exchange translation adjustment	-	(938)	(938)
At December 31, 2025	$653,689	$32,751	$686,440

Statements of Financial Position Presentation
Deferred tax assets			$46,375
Deferred tax liabilities			80,094
At December 31, 2024			$33,719
Deferred tax assets			$80,386
Deferred tax liabilities			570,958
At December 31, 2025			$490,572

At December 31, 2025, the Company recognized $80.4 million (2024 - $46.4 million) of net deferred tax assets in entities that have had a loss for tax purposes in either 2025 or 2024, or both. In evaluating whether it is probable that sufficient taxable income will be generated to realize the benefit of these deferred tax assets, the Company considered all available evidence, including approved budgets, forecasts and business plans and, in certain cases, tax planning opportunities.

The aggregate amount of taxable temporary differences associated with investments in subsidiaries for which deferred taxes have not been recognized, as at December 31, 2025 was $194.7 million (2024 - $303.3 million).

Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:

	Year Ended December 31,
	2025	2024
Non-capital losses	$513,357	$460,193
Capital losses	-	32,971
Accrued expenses	1,412	849
Mineral properties, plant and equipment	38,338	39,145
Other	5,188	49,007
	$558,295	$582,165

As at December 31, 2025 and 2024, the Company has available Canadian, US and Mexican non-capital tax losses, which if not utilized will expire as follows:

Year of expiry	Canadian non-capital losses	US non-capital losses	Mexican non-capital losses	December 31, 2025	December 31, 2024
2026	$-	$-	$17,378	$17,378	$19,991
2027	-	-	1,833	1,833	2,759
2028	-	-	48,942	48,942	8,086
2029	-	-	88,677	88,677	45,953
2030	-	-	83,452	83,452	84,046
2031	-	-	64,722	64,722	73,514
2032	-	19,429	9,680	29,109	56,090
2033	-	14,667	76,473	91,140	7,768
2034	-	13,273	75,230	88,503	81,247
2035 and after	85,642	61,576	32,117	179,335	168,081
No expiry	-	349,685	-	349,685	285,569
Total	$85,642	$458,630	$498,504	$1,042,776	$833,104
Unrecognized losses	$-	$131,541	$381,816	$513,357	$421,199

Impact of Pillar Two Legislation

For the year ended December 31, 2025, Pillar Two legislation has been enacted or substantively enacted in certain jurisdictions in which the Company has operations. However, the Pillar Two legislation does not apply to the Company, as its consolidated revenue did not meet the required threshold for applicability of €750 million for two out of the four prior taxation years. The Company will continue to monitor the impact of Pillar Two taxes in the subsequent years.